Interim Condensed Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - USD ($) $ in Thousands	Ordinary Shares	Additional paid-in capital	Accumulated deficit	Total
Balance at Dec. 31, 2018		$ 57,521	$ (33,954)	$ 23,567
Balance, shares at Dec. 31, 2018	131,935,404
Issuance of ordinary shares and warrants		6,521		6,521
Issuance of ordinary shares and warrants, shares	21,733,333
Derivative warrant liabilities classified in equity		1		1
Exercise of options
Exercise of options, shares	850,523
Share-based payment		1,638		1,638
Share-based payment, shares	130,342
Net loss			(15,439)	(15,439)
Balance at Dec. 31, 2019		65,681	(49,393)	16,288
Balance, shares at Dec. 31, 2019	154,649,602
Issuance of ordinary shares		12,929		12,929
Issuance of ordinary shares, shares	103,666,670
Share-based payment		350		350
Share-based payment, shares	200,000
Net loss			(7,380)	(7,380)
Balance at Jun. 30, 2020		$ 78,960	$ 56,773	$ 22,187
Balance, shares at Jun. 30, 2020	258,516,272